CONTRACT BALANCES	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
CONTRACT BALANCES	CONTRACT BALANCES

	2021	2020	Change
Contract assets	$2,290	$2,132	$158
Deferred revenue - current	11,770	9,862	1,908
Deferred revenue - noncurrent	7,222	7,863	(641)

Contract assets are included in Accounts receivable in our consolidated balance sheets.
For the year ended December 31, 2021, $9,989 of deferred revenue was recognized in revenue that was included in the contract liability balance as of December 31, 2020 (2020 — $8,813).